Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Term Years	10 months 17 days		1 year 1 month 20 days
Number of Options, Granted	0	0	23	2
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	25	2	2
Weighted Average Exercise Price, Outstanding	$ 199,140	$ 2,445,600	$ 2,445,600
Weighted Average Remaining Contractual Term Years	7 years 11 months 19 days		8 years 8 months 26 days	9 years 8 months 19 days
Aggregate Intrinsic Value
Number of Options, Granted			23,000
Weighted Average Exercise Price, Granted			$ 3,780
Number of Options, Cancelled/forfeited
Weighted Average Exercise Price, Cancelled/Forfeited			$ 3,419,880
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding	25		25	2
Weighted Average Exercise Price, Outstanding	$ 195,153		$ 199,140	$ 2,445,600
Weighted Average Remaining Contractual Term Years			8 years 8 months 26 days
Aggregate Intrinsic Value
Number of Options, Exercisable	24,000		24,000
Weighted Average Exercise Price, Exercisable	$ 120,540		$ 124,600
Weighted Average Remaining Contractual Term Years	8 years 1 month 20 days		8 years 7 months 20 days
Aggregate Intrinsic Value
Number of Options, Unvested	1,000		1,000
Weighted Average Exercise Price, Unvested	$ 1,908,034		$ 3,097,400
Weighted Average Remaining Contractual Term Years	7 years 7 months 6 days		8 years 2 months 23 days
Aggregate Intrinsic Value
2023 Plan [Member] | Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	25
Weighted Average Exercise Price, Outstanding	$ 195,153
Number of Options, Outstanding			25
Weighted Average Exercise Price, Outstanding			$ 195,153